Segment and Geographic Information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segment and Geographic Information
SEGMENT AND GEOGRAPHIC INFORMATION:
Operating segments are defined as components of an enterprise that engage in business activities from which they may earn revenue and incur expenses; for which discrete financial information is available; and whose operating results are regularly reviewed by the chief operating decision maker in deciding how to allocate resources and to assess performance. No operating segments have been aggregated to determine our reportable segments.
During the first quarter of 2018, we completed a reorganization of our reporting structure, including our sales, operations and management systems, into two operating and reportable segments: ATS and CCS. Prior to this reorganization, we operated in one reportable segment (Electronic Manufacturing Services), which was comprised of multiple end markets (ATS, Communications and Enterprise during 2017). The change in operating and reportable segments was a result of modifications to our organizational and internal management structure which were initiated in 2017 to streamline business operations and improve profitability and competitiveness, and were completed in early 2018. As a result of these modifications, and commencing in the first quarter of 2018, our Chief Executive Officer (CEO), who is our chief operating decision maker, reviews segment revenue, segment income and segment margin (described below) to assess performance and make decisions about resource allocation. Our prior period financial information has been reclassified to reflect the reorganized segment structure and to conform to the current presentation. The foregoing changes had no impact on our historical consolidated financial position, results of operations or cash flows as previously reported.
Factors considered in determining the two reportable segments included the nature of applicable business activities, management structure, market strategy and margin profiles. Our ATS segment consists of our ATS end market, and is comprised of our aerospace and defense, industrial, smart energy, healthtech, and capital equipment (including semiconductor, display, and power & signal distribution equipment) businesses. Products and services in this segment are extensive and are often more regulated than in our CCS segment, and can include the following: government-certified and highly-specialized manufacturing, electronic and enclosure-related services for aerospace and defense-related customers; high-precision equipment and integrated subsystems used in the manufacture of semiconductors and displays; a wide range of industrial automation, controls, test and measurement devices; advanced solutions for surgical instruments, diagnostic imaging and patient monitoring; and efficiency products to help manage and monitor the energy and power industries. Our ATS segment businesses typically have a higher margin profile and longer product life cycles than the businesses in our CCS segment. Our CCS segment consists of our Communications and Enterprise end markets, and is comprised of our enterprise communications, telecommunications, servers and storage businesses. Products and services in this segment consist predominantly of enterprise-level data communications and information processing infrastructure products, and can include routers, switches, servers and storage-related products used by a wide range of businesses and cloud-based service providers to manage digital connectivity, commerce and social media applications. Our CCS segment businesses typically have a lower margin profile and higher volumes than the businesses in our ATS segment, and have been impacted in recent periods (and continue to be impacted) by aggressive pricing, rapid shifts in technology, model obsolescence and the commoditization of certain products.
Segment performance is evaluated based on segment revenue, segment income and segment margin (segment income as a percentage of segment revenue). Revenue is attributed to the segment in which the product is manufactured or the service is performed. Segment income is defined as a segment’s net revenue less its cost of sales and its allocable portion of selling, general and administrative expenses and research and development expenses (collectively, Segment Costs). Identifiable Segment Costs are allocated directly to the applicable segment while other Segment Costs, including indirect costs and certain corporate charges, are allocated to our segments based on an analysis of the relative usage or benefit derived by each segment from such costs. Segment income excludes finance costs (net of refund interest), employee stock-based compensation expense, amortization of intangible assets (excluding computer software), net restructuring, impairment and other charges (recoveries), other solar charges, and recognized fair value adjustments for inventory acquired in connection with acquisitions (see note 3), as these costs and charges are managed and reviewed by the CEO at the company level. Net restructuring, impairment and other charges (recoveries) include, in applicable periods, restructuring charges (recoveries), impairment charges (recoveries), Acquisition Costs, legal settlements (recoveries), Toronto transition costs (recoveries), and the accelerated amortization of unamortized deferred financing costs. Our segments do not record inter-segment revenue. Although segment income and segment margin are used to evaluate the performance of our segments, we may incur operating costs in one segment that may also benefit the other segment. Our accounting policies for segment reporting are the same as those applied to the company as a whole.

Our revenue fluctuates from period-to-period depending on numerous factors, including but not limited to: the mix and complexity of the products or services we provide, the extent, timing and rate of new program wins, and the execution of our programs and services, follow-on business, program completions or losses, the phasing in or out of programs, the success in the marketplace of our customers’ products, changes in customer demand, and the seasonality of our business. We expect that the pace of technological change, the frequency of customers transferring business among EMS competitors, the level of outsourcing by customers (including decisions to insource), and the dynamics of the global economy will also continue to impact our business from period-to-period.

Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2016		2017		2018
		% of total		% of total		% of total
ATS	$1,954.2	32%	$1,958.6	32%	$2,209.7	33%
CCS	4,092.4	68%	4,184.1	68%	4,423.5	67%
Total	$6,046.6		$6,142.7		$6,633.2

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2016		2017		2018
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$73.9	3.8%	$96.8	4.9%	$102.5	4.6%
CCS segment income and margin	149.3	3.6%	120.4	2.9%	111.4	2.5%
Total segment income	223.2		217.2		213.9

Reconciling items:
Finance costs, net of refund interest	(4.3)		10.1		24.4
Employee stock-based compensation expense	33.0		30.1		33.4
Amortization of intangible assets (excluding computer software)	6.0		5.5		11.6
Net restructuring, impairment and other charges (note 16)	25.5		37.0		61.0
Inventory fair value adjustment (note 3)	—		—		1.6
Other solar charges (inventory and A/R write-down)	—		1.4		—
IFRS earnings before income taxes	$163.0		$133.1		$81.9

The following table details our external revenue allocated by manufacturing location among countries that generated in excess of 10% of total revenue for the years indicated:

	Year ended December 31
	2016	2017	2018
Thailand	36%	34%	32%
China	21%	21%	20%
Malaysia	13%	12%	12%

The following table details our allocation of property, plant and equipment among countries that exceeded 10% of total property, plant and equipment for the years indicated:

	December 31
	2017	2018
China	23%	19%
Thailand	19%	16%
Malaysia	16%	13%
Romania	16%	15%
United States	*	15%
Canada	*	*
* Less than 10%.

The following table details our allocation of intangible assets and goodwill among countries that exceeded 10% of total intangible assets and goodwill for the years indicated:

	December 31
	2017	2018
United States	53%	96%
Malaysia	18%	*
Canada	18%	*
* Less than 10%.

For purposes of the foregoing table, intangible assets and goodwill acquired as part of our Atrenne and Impakt acquisitions have been allocated to the United States in 2018, however, the Impakt intangible assets and goodwill allocation will be adjusted when the final valuation is completed in the first half of 2019.

Customers:
We had two customers that individually represented more than 10% of total revenue in 2018. Cisco Systems accounted for 14% of total revenue in 2018 (2017 — 18%; 2016 — 19%) and Dell Technologies accounted for 10% of total revenue in 2018 (2017 and 2016 — less than 10%). At December 31, 2018, we had two customers that individually represented more than 10% of total accounts receivable. These customers are all in our CCS segment.
We had two customers (from our CCS segment) that individually represented more than 10% of total revenue in 2017. In aggregate, those customers comprised 31% of total revenue. At December 31, 2017, we had two customers (one from each of our segments) that individually represented more than 10% of total accounts receivable.
We had two customers (from our CCS segment) that individually represented more than 10% of total revenue in 2016. In aggregate, those customers comprised 30% of total revenue. At December 31, 2016, we had two customers (one from each of our segments) that individually represented more than 10% of total accounts receivable.